Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
(Loss) earnings for the purpose of basic and diluted (loss) earnings per share (in Euro)	€ (4,438,440)	€ (1,226,855)	€ (87,056)
Class A Ordinary Shares [Member]
Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class)	7,700,000	5,203,562	2,850,000
Class B Ordinary shares [Member]
Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class)	3,702,068	709,301	100,000